Insurance and reinsurance contracts - CSM transition approach (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Insurance
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	$ 125,133	$ 148,577
Changes that relate to future service
New contracts in the year	7	3
Total changes that relate to future service	197	30
Changes that relate to current service
Release of CSM to profit or loss	(2,193)	(2,181)
Insurance service result	(2,258)	(2,282)
Net finance (income) expenses from insurance and reinsurance contracts	8,839	(28,623)
Effect of movements in exchange rates	210	(2,150)
Net closing balance at 31 Dec	138,691	125,133
Insurance | Contractual service margin (CSM)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	19,168	23,749
Changes that relate to future service
Changes in estimates that adjust the CSM	838	(3,821)
New contracts in the year	2,173	1,582
Total changes that relate to future service	3,011	(2,239)
Changes that relate to current service
Release of CSM to profit or loss	(2,193)	(2,181)
Insurance service result	818	(4,420)
Net finance (income) expenses from insurance and reinsurance contracts	217	335
Effect of movements in exchange rates	(19)	(496)
Net closing balance at 31 Dec	20,184	19,168
Insurance | Contracts under MRA
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	822	944
Changes that relate to future service
Changes in estimates that adjust the CSM	143	18
Total changes that relate to future service	143	18
Changes that relate to current service
Release of CSM to profit or loss	(135)	(122)
Insurance service result	8	(104)
Net finance (income) expenses from insurance and reinsurance contracts	24	35
Effect of movements in exchange rates	(25)	(53)
Net closing balance at 31 Dec	829	822
Insurance | Contracts under FVA
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	3,635	4,798
Changes that relate to future service
Changes in estimates that adjust the CSM	462	(686)
Total changes that relate to future service	462	(686)
Changes that relate to current service
Release of CSM to profit or loss	(434)	(466)
Insurance service result	28	(1,152)
Net finance (income) expenses from insurance and reinsurance contracts	3	40
Effect of movements in exchange rates	8	(51)
Net closing balance at 31 Dec	3,674	3,635
Insurance | Other contracts
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	14,711	18,007
Changes that relate to future service
Changes in estimates that adjust the CSM	233	(3,153)
New contracts in the year	2,173	1,582
Total changes that relate to future service	2,406	(1,571)
Changes that relate to current service
Release of CSM to profit or loss	(1,624)	(1,593)
Insurance service result	782	(3,164)
Net finance (income) expenses from insurance and reinsurance contracts	190	260
Effect of movements in exchange rates	(2)	(392)
Net closing balance at 31 Dec	15,681	14,711
RI
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	(681)	(1,533)
Changes that relate to future service
Total changes that relate to future service	(98)	(3)
Changes that relate to current service
Release of CSM to profit or loss	203	168
Insurance service result	171	105
Net finance (income) expenses from insurance and reinsurance contracts	(191)	1,193
Effect of movements in exchange rates		(6)
Net closing balance at 31 Dec	(1,275)	(681)
RI | Contractual service margin (CSM)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	(1,330)	(1,224)
Changes that relate to future service
Changes in estimates that adjust the CSM	(100)	(290)
New contracts in the year	(70)	44
Total changes that relate to future service	(170)	(246)
Changes that relate to current service
Release of CSM to profit or loss	203	168
Insurance service result	33	(78)
Net finance (income) expenses from insurance and reinsurance contracts	(49)	(37)
Effect of movements in exchange rates	1	9
Net closing balance at 31 Dec	(1,345)	(1,330)
RI | Contracts under FVA
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	(34)	(26)
Changes that relate to future service
Changes in estimates that adjust the CSM	(19)	(18)
Total changes that relate to future service	(19)	(18)
Changes that relate to current service
Release of CSM to profit or loss	8	8
Insurance service result	(11)	(10)
Net finance (income) expenses from insurance and reinsurance contracts	(1)
Effect of movements in exchange rates	1	2
Net closing balance at 31 Dec	(45)	(34)
RI | Other contracts
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	(1,296)	(1,198)
Changes that relate to future service
Changes in estimates that adjust the CSM	(81)	(272)
New contracts in the year	(70)	44
Total changes that relate to future service	(151)	(228)
Changes that relate to current service
Release of CSM to profit or loss	195	160
Insurance service result	44	(68)
Net finance (income) expenses from insurance and reinsurance contracts	(48)	(37)
Effect of movements in exchange rates		7
Net closing balance at 31 Dec	$ (1,300)	$ (1,296)